Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2013 and 2012:

		2013		2012
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	12.2	$326,614	$(168,637)	$304,380	$(134,688)
Developed technology	10.4	692,727	(310,842)	678,888	(270,575)
Customer base, trademarks, and non-compete agreements	10.6	392,431	(150,657)	391,388	(126,743)
	11.1	$1,411,772	$(630,136)	$1,374,656	$(532,006)
Unamortized Intangible Assets:
In-process research and development		$8,769		$11,222
Goodwill		1,855,691		1,759,898
		$1,864,460		$1,771,120

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2014	$135,729
2015	$135,502
2016	$129,753
2017	$114,718
2018	$92,700

Schedule of Intangible Assets and Goodwill
The changes in intangible assets for the years ended December 31, 2013 and 2012 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2011	$819,487	1,733,722
Additions	14,469	—
Purchase adjustments	—	(70,034)
Acquisitions	139,759	82,599
Amortization	(133,114)	—
Impairment losses	(1,968)	—
Foreign currency translation adjustments	15,239	13,611
BALANCE AT DECEMBER 31, 2012	$853,872	$1,759,898
Additions	17,296	—
Acquisitions	72,448	119,185
Amortization	(126,883)	—
Impairment losses	(19,696)	—
Foreign currency translation adjustments	(6,632)	(23,392)
BALANCE AT DECEMBER 31, 2013	$790,405	$1,855,691